Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Changes in Stockholders' Equity
Net losses related to redeemable noncontrolling interest	$ (4)	$ (5)